CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM - (Details) $ in Thousands	Dec. 31, 2019 ARS ($)
CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Insurance coverage of demand and time deposits	$ 1,000